Note 6 - Leases	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
6.	Leases

The Company has operating leases for corporate offices, copiers, and certain equipment. Its leases have remaining lease terms of
1
year to
11
years, some of which
may
include options to extend the leases for up to
10
years, and some of which
may
include options to terminate the leases within
1
year. The Company evaluates renewal terms on a lease by lease basis to determine if the renewal is reasonably certain. The amount of operating lease expense recorded in the statement of earnings for the twelve
months ended
December
31,
2020
was
$37,788
(
2019
-
$32,161
).

Other information related to leases was as follows (in thousands, except lease term and discount rate):

Supplemental Cash Flows Information, twelve months ended December 31	2020

Cash paid for amounts included in the measurement of operating lease liabilities	$37,018
Right-of-use assets obtained in exchange for operating lease obligation	$50,963

Weighted Average Remaining Operating Lease Term (years)	5
Weighted Average Discount Rate	3.7%

Future minimum operating lease payments under non-cancellable leases as of
December 31, 2020
were as follows:

2021	$47,803
2022	39,607
2023	28,175
2024	20,863
2025	14,985
Thereafter	29,984
Total future minimum lease payments	181,417
Less imputed interest	(17,309)
Total	164,108